Document and Entity Information	Aug. 18, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2023
Entity File Number	001-40879
Entity Registrant Name	Enphys Acquisition Corp.
Entity Central Index Key	0001850502
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	87-2010879
Entity Address, Address Line One	100 Wall Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	646
Local Phone Number	854-6565
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A ordinary shares and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary shares and one-half of one redeemable warrant
Trading Symbol	NFYS.U
Security Exchange Name	NYSE
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	NFYS
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A ordinary shares at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A ordinary shares at an exercise price of $11.50
Trading Symbol	NFYS.WS
Security Exchange Name	NYSE